Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.2%
FedEx Corp. ........................ 132 $ 27,764
United Parcel Service, Inc. , Class B ........ 510 48,603
76,367
Beverages — 0.3%
Brown-Forman Corp. , Class B, NVS ........ 426 14,842
Constellation Brands, Inc. , Class A ......... 484 90,769
105,611
Broadline Retail — 8.7%
Amazon.com, Inc.
(a)
................... 14,509 2,675,750
eBay, Inc. .......................... 1,298 88,472
Kohl's Corp.
(b)
....................... 1,296 8,683
Macy's, Inc. ........................ 2,031 23,194
Nordstrom, Inc. ...................... 1,165 28,123
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 846 89,769
2,913,991
Building Products — 0.1%
Masco Corp. ........................ 391 23,699
Capital Markets — 0.2%
CBOE Global Markets, Inc. .............. 98 21,736
Robinhood Markets, Inc. , Class A
(a)
......... 990 48,619
70,355
Commercial Services & Supplies — 1.5%
Cintas Corp. ........................ 975 206,388
Copart, Inc.
(a) (b)
...................... 2,939 179,367
RB Global, Inc. ...................... 327 32,929
Rollins, Inc. ......................... 1,535 87,695
506,379
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ................ 223 29,873
Consumer Staples Distribution & Retail — 24.7%
Albertsons Cos., Inc. , Class A ............ 2,680 58,906
BJ's Wholesale Club Holdings, Inc.
(a)
........ 1,141 134,136
Casey's General Stores, Inc. ............. 365 168,845
Costco Wholesale Corp. ................ 3,233 3,215,218
Dollar General Corp. .................. 2,420 226,730
Dollar Tree, Inc.
(a)
..................... 2,342 191,505
Kroger Co. (The) ..................... 4,760 343,720
Performance Food Group Co.
(a)
........... 797 64,286
Sprouts Farmers Market, Inc.
(a)
............ 932 159,372
Sysco Corp. ........................ 1,615 115,311
Target Corp. ........................ 4,327 418,421
US Foods Holding Corp.
(a)
............... 1,367 89,757
Walgreens Boots Alliance, Inc. ............ 2,182 23,937
Walmart, Inc. ........................ 31,250 3,039,063
8,249,207
Distributors — 0.3%
Genuine Parts Co. .................... 518 60,891
Pool Corp. ......................... 146 42,798
103,689
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.
(a)
...... 262 32,860
Duolingo, Inc. , Class A
(a)
................ 121 47,127
H&R Block, Inc. ...................... 749 45,217
Service Corp. International .............. 830 66,317
191,521
Security
Shares
Shares Value
Entertainment — 2.4%
Cinemark Holdings, Inc. ................ 648 $ 19,382
Electronic Arts, Inc. ................... 128 18,572
Live Nation Entertainment, Inc.
(a)
.......... 641 84,900
Madison Square Garden Sports Corp.
(a)
...... 106 20,412
Netflix, Inc.
(a)
........................ 288 325,935
Take-Two Interactive Software, Inc.
(a) (b)
...... 245 57,163
TKO Group Holdings, Inc. , Class A ......... 283 46,104
Walt Disney Co. (The) ................. 2,669 242,746
815,214
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)
............ 443 22,044
Block, Inc. , Class A
(a)
.................. 1,845 107,877
Corpay, Inc.
(a)
....................... 81 26,355
PayPal Holdings, Inc.
(a)
................. 1,640 107,978
Shift4 Payments, Inc. , Class A
(a)
........... 220 17,996
Toast, Inc. , Class A
(a)
.................. 1,740 61,909
Visa, Inc. , Class A .................... 815 281,582
625,741
Food Products — 0.7%
Conagra Brands, Inc. .................. 784 19,373
Flowers Foods, Inc. ................... 1,069 18,804
Freshpet, Inc.
(a)
...................... 339 24,930
J M Smucker Co. (The) ................. 238 27,672
Lamb Weston Holdings, Inc. ............. 236 12,463
Lancaster Colony Corp. ................ 108 17,580
McCormick & Co., Inc. (Non-Voting) , NVS .... 519 39,787
Tyson Foods, Inc. , Class A .............. 963 58,974
219,583
Ground Transportation — 1.3%
Lyft, Inc. , Class A
(a)
.................... 1,454 18,029
Uber Technologies, Inc.
(a)
............... 4,982 403,592
U-Haul Holding Co. , NVS ............... 380 20,824
442,445
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 62 36,053
Henry Schein, Inc.
(a)
................... 412 26,768
62,821
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 2,987 42,177
Ryman Hospitality Properties, Inc. ......... 275 24,186
66,363
Hotels, Restaurants & Leisure — 16.4%
Airbnb, Inc. , Class A
(a)
.................. 1,251 152,522
Aramark ........................... 1,369 45,766
Boyd Gaming Corp. ................... 524 36,229
Brinker International, Inc.
(a)
.............. 373 50,094
Caesars Entertainment, Inc.
(a)
............ 1,226 33,176
Carnival Corp.
(a)
...................... 2,600 47,684
Cava Group, Inc.
(a)
.................... 795 73,482
Chipotle Mexican Grill, Inc.
(a)
............. 16,601 838,683
Choice Hotels International, Inc.
(b)
.......... 238 30,014
Churchill Downs, Inc. .................. 505 45,657
Darden Restaurants, Inc. ............... 1,542 309,387
Domino's Pizza, Inc. ................... 377 184,870
DoorDash, Inc. , Class A
(a)
............... 1,402 270,432
DraftKings, Inc. , Class A
(a)
............... 3,364 111,988
Expedia Group, Inc. ................... 468 73,443
Hilton Worldwide Holdings, Inc. ........... 1,829 412,403
Hyatt Hotels Corp. , Class A .............. 277 31,212
Light & Wonder, Inc. , Class A
(a)
............ 277 23,650
Marriott International, Inc. , Class A ......... 1,597 381,012

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. .................... 2,262 $ 723,048
MGM Resorts International
(a)
............. 1,282 40,332
Norwegian Cruise Line Holdings Ltd.
(a)
....... 1,849 29,639
Papa John's International, Inc. ............ 392 13,536
Planet Fitness, Inc. , Class A
(a)
............ 1,043 98,657
Red Rock Resorts, Inc. , Class A ........... 446 19,044
Royal Caribbean Cruises Ltd. ............ 742 159,463
Shake Shack, Inc. , Class A
(a)
............. 327 28,691
Six Flags Entertainment Corp.
(b)
........... 508 17,480
Starbucks Corp. ...................... 6,540 523,527
Texas Roadhouse, Inc. ................. 793 131,606
Travel + Leisure Co. ................... 405 17,792
Vail Resorts, Inc. ..................... 296 41,203
Wendy's Co. (The) .................... 1,573 19,663
Wingstop, Inc. ....................... 416 109,778
Wyndham Hotels & Resorts, Inc. .......... 625 53,313
Yum! Brands, Inc. .................... 2,101 316,074
5,494,550
Household Durables — 0.3%
Somnigroup International, Inc. ............ 875 53,427
Toll Brothers, Inc. ..................... 361 36,414
TopBuild Corp.
(a)
..................... 64 18,929
108,770
Household Products — 0.4%
Clorox Co. (The) ..................... 140 19,922
Colgate-Palmolive Co. ................. 507 46,740
Procter & Gamble Co. (The) ............. 498 80,960
147,622
Interactive Media & Services — 1.9%
Meta Platforms, Inc. , Class A ............. 1,015 557,235
Pinterest, Inc. , Class A
(a)
................ 1,781 45,095
Snap, Inc. , Class A, NVS
(a) (b)
............. 2,486 19,788
622,118
IT Services — 0.2%
(a)
Gartner, Inc. ........................ 40 16,843
GoDaddy, Inc. , Class A ................. 270 50,849
67,692
Leisure Products — 0.1%
Hasbro, Inc. ........................ 294 18,199
Media — 0.2%
Interpublic Group of Cos., Inc. (The) ........ 983 24,693
New York Times Co. (The) , Class A ......... 306 15,930
Omnicom Group, Inc. .................. 406 30,921
71,544
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................. 521 23,065
American Airlines Group, Inc.
(a)
............ 1,545 15,373
Southwest Airlines Co. ................. 1,220 34,111
United Airlines Holdings, Inc.
(a)
............ 321 22,091
94,640
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
..................... 374 23,139
Professional Services — 0.0%
Robert Half, Inc. ..................... 295 13,069
Real Estate Management & Development — 0.1%
Zillow Group, Inc. , Class C, NVS
(a)
......... 465 31,308
Security
Shares
Shares Value
Software — 0.2%
Gen Digital, Inc. ...................... 741 $ 19,170
Intuit, Inc. .......................... 100 62,747
81,917
Specialized REITs — 0.0%
Lamar Advertising Co. , Class A ........... 144 16,389
Specialty Retail — 32.6%
Abercrombie & Fitch Co. , Class A
(a)
......... 323 22,423
Academy Sports & Outdoors, Inc. .......... 819 30,860
Advance Auto Parts, Inc. ................ 576 18,847
American Eagle Outfitters, Inc. ............ 1,726 18,175
Asbury Automotive Group, Inc.
(a)
........... 131 28,576
AutoNation, Inc.
(a)
..................... 203 35,353
AutoZone, Inc.
(a)
..................... 120 451,512
Bath & Body Works, Inc. ................ 2,171 66,237
Best Buy Co., Inc. .................... 1,369 91,299
Boot Barn Holdings, Inc.
(a)
............... 313 32,658
Burlington Stores, Inc.
(a)
................ 914 205,687
CarMax, Inc.
(a)
....................... 1,403 90,732
Carvana Co. , Class A
(a)
................. 658 160,782
Dick's Sporting Goods, Inc. .............. 784 147,188
Five Below, Inc.
(a)
..................... 636 48,266
Floor & Decor Holdings, Inc. , Class A
(a)
...... 1,251 89,372
Foot Locker, Inc.
(a)
.................... 909 11,153
GameStop Corp. , Class A
(a) (b)
............. 1,962 54,661
Gap, Inc. (The) ...................... 2,278 49,888
Home Depot, Inc. (The) ................ 10,556 3,805,333
Lithia Motors, Inc. , Class A .............. 178 52,111
Lowe's Cos., Inc. ..................... 5,554 1,241,652
Murphy USA, Inc. .................... 107 53,347
O'Reilly Automotive, Inc.
(a)
............... 601 850,535
RH
(a)
............................. 179 32,941
Ross Stores, Inc. ..................... 4,501 625,639
Signet Jewelers Ltd. ................... 375 22,238
TJX Cos., Inc. (The) ................... 13,349 1,717,749
Tractor Supply Co. .................... 5,595 283,219
Ulta Beauty, Inc.
(a)
.................... 641 253,605
Urban Outfitters, Inc.
(a)
................. 726 38,318
Valvoline, Inc.
(a) (b)
..................... 881 30,183
Wayfair, Inc. , Class A
(a)
................. 895 26,993
Williams-Sonoma, Inc. ................. 1,374 212,242
10,899,774
Textiles, Apparel & Luxury Goods — 2.2%
Capri Holdings Ltd.
(a)
.................. 973 14,634
Carter's, Inc. ........................ 340 11,237
Crocs, Inc.
(a) (b)
....................... 437 42,135
Deckers Outdoor Corp.
(a)
................ 1,001 110,941
Kontoor Brands, Inc. ................... 438 26,346
NIKE, Inc. , Class B ................... 5,087 286,907
Ralph Lauren Corp. , Class A ............. 192 43,190
Skechers USA, Inc. , Class A
(a)
............ 818 39,280
Steven Madden Ltd. ................... 723 15,183
Tapestry, Inc. ........................ 1,615 114,100
VF Corp. .......................... 2,337 27,764
731,717
Trading Companies & Distributors — 0.9%
Fastenal Co. ........................ 1,323 107,123
Ferguson Enterprises, Inc. ............... 782 132,674
SiteOne Landscape Supply, Inc.
(a)
.......... 177 20,322

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. .................... 26 $ 26,632
286,751
Total Long-Term Investments — 99 .3%
(Cost: $ 33,670,154 ) ............................... 33,212,058
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 406,896 407,059
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 211,413 211,413
Total Short-Term Securities — 1 .9%
(Cost: $ 618,425 ) ................................. 618,472
Total Investments — 101 .2%
(Cost: $ 34,288,579 ) ............................... 33,830,530
Liabilities in Excess of Other Assets — (1.2) % ............. (397,155)
Net Assets — 100.0% ...............................
$ 33,433,375
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 722,894 $ — $ (315,953)
(a)
$ 121 $ (3) $ 407,059 406,896 $ 744
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 59,489 151,924
(a)
— — — 211,413 211,413 4,786 —
$ 121 $ (3) $ 618,472 $ 5,530 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 33,212,058 $ — $ — $ 33,212,058
Short-Term Securities
Money Market Funds ...................................... 618,472 — — 618,472
$ 33,830,530 $ — $ — $ 33,830,530
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust